Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt [Abstract]
Shedule of Interest Expense	Interest expense for the periods were as follows:
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2024	2023	2024	2023
2023 Convertible Notes interest expense	$720,000	$—	$1,440,000	$—
Interest on convertible notes extinguished in November 2023	—	542,297	—	1,078,634
Interest on short-term borrowings	85,000	—	85,000	—
Other	3,391	—	6,782	—
Total interest expense	$808,391	$542,297	$1,531,782	$1,078,634
Interest expense for the periods were as follows:
	For the Year Ended December 31,
	2023	2022
Amended and restated notes stated interest	$1,626,890	$1,804,477
Amortization of debt discount on amended and restated notes	—	6,635,147
Related party short-term loans	560,400	—
2023 Convertible Notes commitment fee	480,000	—
2023 Convertible Notes interest expense	146,667	—
Other	4,521	63
Total interest expense	$2,818,478	$8,439,687

Schedule of Outstanding Notes Payable	The following is a summary of the Company’s outstanding notes payable as of the following:
	December 31,
	2023	2022
Amended and Restated Notes	$—	$19,280,887
2023 Convertible Notes, fair value option	20,082,880	—
Total notes payable, net	$20,082,880	$19,280,887

Schedule of Principal Fees and Event of Default Costs Accrued	The following table summarizes the principal, fees, and event of default costs accrued at December 31, 2022 for Amended and Restated Notes:
December 31, 2022
Principal amount	$9,667,315
Increase for redemption price	2,416,829
Fees added to outstanding balance	7,196,743
Notes payable outstanding at the end of year	$19,280,887